EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

December 24, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Office of Filings, Information & Consumer Services

Re:	Form N-1A for Eaton Vance Growth Trust (the “Registrant”)
Post-Effective Amendment No. 102 (1933 Act File No. 2-22019)
Amendment No. 75 (1940 Act File No. 811-1241) (the “Amendment”)
on behalf of:

Eaton Vance Asian Small Companies Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Global Growth Fund
Eaton Vance Multi-Cap Growth Fund
Eaton Vance Worldwide Health Sciences Fund
(collectively the “Funds”)

Ladies and Gentlemen:

     On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectuses and statements of additional information (“SAIs”) for the above Funds, as well as Exhibits. The Funds are “feeder” funds that currently invest in corresponding investment portfolios, the “master” funds. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     As a general matter, the Amendment is being filed for the purpose of bringing the Funds’ financial statements and other information up to date, and in conjunction therewith, contains other non-material changes. The Amendment has been marked to show changes from the Global Growth Fund, Multi-Cap Growth Fund and Worldwide Health Sciences Fund prospectuses and SAIs contained in the Registrant’s Post-Effective Amendment No. 99 made with the Securities and Exchange Commission (the “SEC”) on December 20, 2007 (Accession No. 0000940394-07-002090) and the Asian Small Companies Fund and Greater China Growth Fund combined prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 101 made with the SEC under 485(a) on October 31, 2008 (Accession No. 0000940394-08-001377).

Securities and Exchange Commission December 24, 2008 Page 2

     The Amendment is filed pursuant to Rule 485(b) and will be effective January 1, 2009. Pursuant to Rule 485(b)(4), counsel’s representation letter dated December 24, 2008 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the offices of the Registrant.

     The Registrant incorporates by reference the financial information for the Funds contained in their Annual Reports to Shareholders dated August 31, 2008 (Accession No. 0001104659-08-066502).

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8879 or fax (617) 338-8054.

Very truly yours,

/s/ Katy D. Burke
Katy D. Burke, Esq.
Vice President